Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 742,273	$ 295,503
Less accumulated depreciation	(136,019)	(62,770)
Net property plant and equipment	606,254	232,733	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	110,849	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 631,424	$ 243,314